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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Active Portfolios® Multi-Manager Growth Fund

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.0%
CONSUMER DISCRETIONARY 11.6%
Hotels, Restaurants & Leisure 1.8%
Starbucks Corp.	278,207	$15,891,184
Yum! Brands, Inc.	315,904	26,194,760
Total		42,085,944
Internet & Catalog Retail 7.6%
Amazon.com, Inc. (a)	185,178	132,517,080
Priceline Group, Inc. (The) (a)	39,746	49,619,304
Total		182,136,384
Textiles, Apparel & Luxury Goods 2.2%
Nike, Inc., Class B	964,550	53,243,160
TOTAL CONSUMER DISCRETIONARY		277,465,488
CONSUMER STAPLES 11.8%
Beverages 7.4%
Coca-Cola Co. (The)	857,349	38,863,630
Monster Beverage Corp. (a)	715,376	114,968,077
SABMiller PLC, ADR	399,290	23,322,529
Total		177,154,236
Food & Staples Retailing 1.3%
CVS Health Corp.	312,580	29,926,409
Food Products 1.6%
Danone SA, ADR	2,780,397	39,398,225
Household Products 1.5%
Procter & Gamble Co. (The)	431,352	36,522,574
TOTAL CONSUMER STAPLES		283,001,444
ENERGY 1.1%
Energy Equipment & Services 1.1%
Schlumberger Ltd.	345,170	27,296,044
TOTAL ENERGY		27,296,044
FINANCIALS 4.8%
Capital Markets 2.1%
Charles Schwab Corp. (The)	767,592	19,427,754
Greenhill & Co., Inc.	66,750	1,074,675
SEI Investments Co.	631,501	30,381,513
Total		50,883,942

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Consumer Finance 0.4%
American Express Co.	154,405	$9,381,648
Diversified Financial Services 2.3%
Factset Research Systems, Inc.	120,221	19,406,074
Intercontinental Exchange, Inc.	137,639	35,230,078
Total		54,636,152
TOTAL FINANCIALS		114,901,742
HEALTH CARE 24.3%
Biotechnology 9.9%
Alexion Pharmaceuticals, Inc. (a)	343,755	40,136,834
Amgen, Inc.	148,921	22,658,330
Biogen, Inc. (a)	170,670	41,271,419
Celgene Corp. (a)	376,854	37,169,110
Intercept Pharmaceuticals, Inc. (a)	327,907	46,785,771
Vertex Pharmaceuticals, Inc. (a)	580,050	49,895,901
Total		237,917,365
Health Care Equipment & Supplies 3.6%
DexCom, Inc. (a)	391,670	31,071,181
Edwards Lifesciences Corp. (a)	322,470	32,159,933
Varian Medical Systems, Inc. (a)	293,684	24,149,636
Total		87,380,750
Health Care Technology 1.2%
Cerner Corp. (a)	491,672	28,811,979
Life Sciences Tools & Services 1.9%
Illumina, Inc. (a)	333,324	46,792,023
Pharmaceuticals 7.7%
Bristol-Myers Squibb Co.	867,130	63,777,412
Merck & Co., Inc.	255,163	14,699,940
Novartis AG, ADR	316,482	26,112,930
Novo Nordisk A/S, ADR	1,475,644	79,360,134
Total		183,950,416
TOTAL HEALTH CARE		584,852,533
INDUSTRIALS 4.1%
Air Freight & Logistics 2.6%
Expeditors International of Washington, Inc.	648,888	31,821,468
United Parcel Service, Inc., Class B	276,995	29,837,901
Total		61,659,369

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 1.5%
Acuity Brands, Inc.	146,510	$36,328,619
TOTAL INDUSTRIALS		97,987,988
INFORMATION TECHNOLOGY 39.9%
Communications Equipment 3.6%
Cisco Systems, Inc.	1,778,085	51,013,259
Palo Alto Networks, Inc. (a)	291,150	35,706,636
Total		86,719,895
Internet Software & Services 12.6%
Alibaba Group Holding Ltd., ADR (a)	1,126,859	89,619,096
Alphabet, Inc., Class A (a)	41,021	28,859,504
Alphabet, Inc., Class C (a)	41,123	28,461,229
Facebook, Inc., Class A (a)	994,518	113,653,517
MercadoLibre, Inc.	310,360	43,658,341
Total		304,251,687
IT Services 5.2%
Automatic Data Processing, Inc.	108,021	9,923,889
Cognizant Technology Solutions Corp., Class A (a)	326,760	18,703,742
Visa, Inc., Class A	1,295,245	96,068,322
Total		124,695,953
Semiconductors & Semiconductor Equipment 3.0%
Analog Devices, Inc.	72,910	4,129,622
ARM Holdings PLC, ADR	590,348	26,866,738
QUALCOMM, Inc.	758,477	40,631,613
Total		71,627,973

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 15.5%
Activision Blizzard, Inc.	1,098,034	$43,515,087
Adobe Systems, Inc. (a)	464,130	44,459,013
Autodesk, Inc. (a)	459,994	24,904,075
Microsoft Corp.	493,869	25,271,277
Mobileye NV (a)	1,206,055	55,647,378
Oracle Corp.	1,185,977	48,542,039
Salesforce.com, Inc. (a)	423,860	33,658,722
ServiceNow, Inc. (a)	728,240	48,355,136
Splunk, Inc. (a)	880,467	47,703,702
Total		372,056,429
TOTAL INFORMATION TECHNOLOGY		959,351,937
MATERIALS 1.4%
Chemicals 1.4%
Sherwin-Williams Co. (The)	117,524	34,513,273
TOTAL MATERIALS		34,513,273
Total Common Stocks (Cost: $2,190,231,963)		$2,379,370,449

	Shares	Value

Money Market Funds 1.0%
Columbia Short-Term Cash Fund, 0.441% (b)(c)	23,521,767	$23,521,767
Total Money Market Funds (Cost: $23,521,767)		$23,521,767
Total Investments
(Cost: $2,213,753,730) (d)		$2,402,892,216(e)
Other Assets & Liabilities, Net		(274,312)
Net Assets		$2,402,617,904

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	29,276,861	149,644,084	(155,399,178)	23,521,767	27,310	23,521,767

(d)

At June 30, 2016, the cost of securities for federal income tax purposes was approximately $2,213,754,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$274,269,000
Unrealized Depreciation	(85,131,000)
Net Unrealized Appreciation	$189,138,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	277,465,488	—	—	277,465,488
Consumer Staples	283,001,444	—	—	283,001,444
Energy	27,296,044	—	—	27,296,044
Financials	114,901,742	—	—	114,901,742
Health Care	584,852,533	—	—	584,852,533
Industrials	97,987,988	—	—	97,987,988
Information Technology	959,351,937	—	—	959,351,937
Materials	34,513,273	—	—	34,513,273
Total Common Stocks	2,379,370,449	—	—	2,379,370,449
Total Investments	2,379,370,449	—	—	2,379,370,449
Investments measured at net asset value
Money Market Funds	—	—	—	23,521,767
Total Investments	2,379,370,449	—	—	2,402,892,216

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Pacific/Asia Fund

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.9%
AUSTRALIA 10.2%
Amcor Ltd.	279,502	$3,142,608
Commonwealth Bank of Australia	83,310	4,676,205
CSL Ltd.	42,705	3,601,422
Macquarie Group Ltd.	59,935	3,119,885
Telstra Corp., Ltd.	770,105	3,218,834
Transurban Group	148,272	1,335,452
Westpac Banking Corp.	112,730	2,499,850
Woodside Petroleum Ltd.	80,018	1,622,545
Total		23,216,801
CHINA 13.6%
Alibaba Group Holding Ltd., ADR (a)	36,918	2,936,089
ANTA Sports Products Ltd.	588,000	1,184,904
China Biologic Products, Inc. (a)	16,397	1,743,329
China Mobile Ltd.	526,500	6,083,294
CNOOC Ltd.	1,005,000	1,254,461
CSPC Pharmaceutical Group Ltd.	1,302,000	1,163,289
Guangdong Investment Ltd.	1,694,000	2,586,030
Luthai Textile Co., Ltd., Class B	1,297,251	1,685,664
New Oriental Education & Technology Group, Inc., ADR	45,937	1,923,842
Ping An Insurance Group Co. of China Ltd., Class H	548,500	2,430,225
Tencent Holdings Ltd.	338,100	7,755,904
Total		30,747,031
HONG KONG 2.9%
AIA Group Ltd.	572,200	3,441,053
Link REIT (The)	452,000	3,090,870
Total		6,531,923
INDIA 5.7%
Asian Paints Ltd.	157,104	2,338,921
Eicher Motors Ltd.	9,659	2,758,989
HDFC Bank Ltd., ADR	48,659	3,228,525
InterGlobe Aviation Ltd. (a)	117,069	1,767,192
Motherson Sumi Systems Ltd.	164,183	708,251
Syngene International Ltd.	143,408	857,413
UPL Ltd.	154,282	1,261,809
Total		12,921,100
INDONESIA 3.1%
PT Bank Rakyat Indonesia Persero Tbk	2,729,900	2,246,249
PT Matahari Department Store Tbk	1,756,000	2,676,335

Issuer	Shares	Value

Common Stocks (continued)
INDONESIA (CONTINUED)
PT Telekomunikasi Indonesia Persero Tbk, ADR	35,258	$2,166,957
Total		7,089,541
JAPAN 44.0%
Aozora Bank Ltd.	871,000	3,021,488
Ariake Japan Co., Ltd.	13,900	827,549
Asahi Intecc Co., Ltd.	41,600	2,032,843
Astellas Pharma, Inc.	122,800	1,925,792
Benefit One, Inc.	43,400	1,299,551
Central Japan Railway Co.	16,800	2,988,108
CYBERDYNE, Inc. (a)	77,900	1,755,897
Daiichikosho Co., Ltd.	38,000	1,593,033
Daito Trust Construction Co., Ltd.	14,500	2,354,254
Fuji Heavy Industries Ltd.	131,100	4,506,351
Hoshizaki Corp.	19,100	1,869,779
Hoya Corp.	90,300	3,225,154
Invincible Investment Corp.	3,633	2,296,444
ITOCHU Corp.	329,100	4,025,950
KDDI Corp.	151,900	4,619,239
Keyence Corp.	7,200	4,912,766
Koito Manufacturing Co., Ltd.	33,300	1,533,280
LaSalle Logiport REIT (a)	1,436	1,461,686
M3, Inc.	86,300	3,011,869
Mitsubishi UFJ Financial Group, Inc.	654,000	2,931,786
MonotaRO Co., Ltd	29,600	978,604
Nihon M&A Center, Inc.	40,000	2,598,036
Nihon Trim Co., Ltd.	30,500	2,119,364
Nippon Telegraph & Telephone Corp.	105,500	4,947,413
ORIX Corp.	235,790	3,051,233
PeptiDream, Inc. (a)	18,100	1,082,557
Raito Kogyo Co., Ltd.	240,500	2,512,075
Relo Group, Inc.	21,400	3,787,641
San-A Co., Ltd.	60,800	3,000,317
Shimano, Inc.	5,500	840,937
Sony Corp.	46,700	1,375,874
Sosei Group Corp. (a)	6,800	1,266,449
Starts Corp., Inc.	130,200	2,584,092
Sysmex Corp.	27,700	1,907,380
Takuma Co., Ltd.	280,000	2,484,520
Tanseisha Co., Ltd.	303,150	2,249,685
Toyota Motor Corp.	41,500	2,045,889
Trancom Co., Ltd.	44,400	2,930,610
Tsukui Corp.	116,900	2,071,703
Tsuruha Holdings, Inc.	31,400	3,802,182
Total		99,829,380

Issuer	Shares	Value

Common Stocks (continued)
PHILIPPINES 2.5%
GT Capital Holdings, Inc.	128,330	$3,945,093
Security Bank Corp.	425,060	1,738,906
Total		5,683,999
SINGAPORE 2.4%
DBS Group Holdings Ltd.	338,900	3,995,944
Mapletree Commercial Trust	1,325,500	1,458,020
Total		5,453,964
SOUTH KOREA 4.8%
Lotte Chemical Corp.	6,013	1,496,561
Macquarie Korea Infrastructure Fund	299,628	2,281,226
Samsung Electronics Co., Ltd.	5,785	7,204,357
Total		10,982,144
TAIWAN 4.1%
St. Shine Optical Co., Ltd.	59,318	1,340,475
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	306,624	8,042,748
Total		9,383,223
THAILAND 0.5%
Kasikornbank PCL, Foreign Registered Shares	220,300	1,085,008
UNITED KINGDOM 1.1%
Rio Tinto PLC, ADR	77,606	$2,429,068
Total Common Stocks (Cost: $166,427,155)		$215,353,182

Issuer	Shares	Value

Preferred Stocks 1.0%
SOUTH KOREA 1.0%
LG Chem Ltd.	14,049	$2,345,144
Total Preferred Stocks (Cost: $2,526,339)		$2,345,144

	Shares	Value

Money Market Funds 4.6%
Columbia Short-Term Cash Fund, 0.441% (b)(c)	10,494,615	$10,494,615
Total Money Market Funds (Cost: $10,494,615)		$10,494,615
Total Investments
(Cost: $179,448,109) (d)		$228,192,941(e)
Other Assets & Liabilities, Net		(1,171,299)
Net Assets		$227,021,642

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at June 30, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	07/25/2016	4,878,000 CNY	739,895 USD	7,373	—
Morgan Stanley	07/25/2016	25,855,831,000 IDR	1,875,688 USD	—	(79,995)
Morgan Stanley	07/25/2016	284,668,000 INR	4,209,197 USD	7,940	—
Morgan Stanley	07/25/2016	432,358,000 JPY	3,948,962 USD	—	(240,545)
Morgan Stanley	07/25/2016	129,517,000 PHP	2,766,275 USD	18,143	—
Morgan Stanley	07/25/2016	2,985,586 USD	4,144,000 AUD	102,661	—
Morgan Stanley	07/25/2016	5,354,977 USD	6,322,889,000 KRW	129,124	—
Morgan Stanley	07/25/2016	2,760,169 USD	11,251,000 MYR	50,662	—
Morgan Stanley	07/25/2016	663,430 USD	986,000 NZD	39,825	—
Morgan Stanley	07/25/2016	4,105,928 USD	133,340,000 TWD	35,546	—
Total				391,274	(320,540)

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,152,609	31,342,472	(27,000,466)	10,494,615	6,088	10,494,615

(d)

At June 30, 2016, the cost of securities for federal income tax purposes was approximately $179,448,000  and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$50,382,000
Unrealized Depreciation	(1,637,000)
Net Unrealized Appreciation	$48,745,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
AUD	Australian Dollar
CNY	China, Yuan Renminbi
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysia Ringgits
NZD	New Zealand Dollar
PHP	Philippine Peso
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2016:

	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	23,216,801	—	23,216,801
China	6,603,260	24,143,771	—	30,747,031
Hong Kong	—	6,531,923	—	6,531,923
India	3,228,525	9,692,575	—	12,921,100
Indonesia	2,166,957	4,922,584	—	7,089,541
Japan	—	99,829,380	—	99,829,380
Philippines	—	5,683,999	—	5,683,999
Singapore	—	5,453,964	—	5,453,964
South Korea	—	10,982,144	—	10,982,144
Taiwan	8,042,748	1,340,475	—	9,383,223
Thailand	—	1,085,008	—	1,085,008
United Kingdom	2,429,068	—	—	2,429,068
Total Common Stocks	22,470,558	192,882,624	—	215,353,182
Preferred Stocks
South Korea	—	2,345,144	—	2,345,144

	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Investments measured at net asset value Money Market Funds	—	—	—	10,494,615
Total Investments	22,470,558	195,227,768	—	228,192,941
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	391,274	—	391,274
Liabilities
Forward Foreign Currency Exchange Contracts	—	(320,540)	—	(320,540)
Total	22,470,558	195,298,502	—	228,263,675

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Select Large Cap Growth Fund

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.2%
CONSUMER DISCRETIONARY 13.2%
Hotels, Restaurants & Leisure 1.2%
Starbucks Corp.	1,080,062	$61,693,142
Internet & Catalog Retail 8.4%
Amazon.com, Inc. (a)	322,321	230,659,354
Priceline Group, Inc. (The) (a)	168,505	210,363,327
Total		441,022,681
Textiles, Apparel & Luxury Goods 3.6%
Nike, Inc., Class B	3,477,256	191,944,531
TOTAL CONSUMER DISCRETIONARY		694,660,354
CONSUMER STAPLES 6.3%
Beverages 3.8%
Monster Beverage Corp. (a)	1,245,350	200,140,198
Food & Staples Retailing 2.5%
CVS Health Corp.	1,372,470	131,400,278
TOTAL CONSUMER STAPLES		331,540,476
FINANCIALS 4.1%
Capital Markets 1.5%
Charles Schwab Corp. (The)	2,994,206	75,783,354
Diversified Financial Services 2.6%
Intercontinental Exchange, Inc.	535,736	137,126,987
TOTAL FINANCIALS		212,910,341
HEALTH CARE 32.4%
Biotechnology 15.5%
Alexion Pharmaceuticals, Inc. (a)	1,547,734	180,713,422
Biogen, Inc. (a)	551,922	133,465,778
Celgene Corp. (a)	1,311,472	129,350,483
Intercept Pharmaceuticals, Inc. (a)(b)	1,266,479	180,701,224
Vertex Pharmaceuticals, Inc. (a)	2,227,325	191,594,496
Total		815,825,403
Health Care Equipment & Supplies 5.1%
DexCom, Inc. (a)	1,763,520	139,900,042
Edwards Lifesciences Corp. (a)	1,258,230	125,483,278
Total		265,383,320

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Life Sciences Tools & Services 3.8%
Illumina, Inc. (a)	1,429,002	$200,603,301
Pharmaceuticals 8.0%
Bristol-Myers Squibb Co.	3,381,063	248,677,184
Novo Nordisk A/S, ADR	3,194,030	171,774,933
Total		420,452,117
TOTAL HEALTH CARE		1,702,264,141
INDUSTRIALS 2.4%
Electrical Equipment 2.4%
Acuity Brands, Inc.	516,280	128,016,789
TOTAL INDUSTRIALS		128,016,789
INFORMATION TECHNOLOGY 38.2%
Communications Equipment 2.5%
Palo Alto Networks, Inc. (a)	1,092,951	134,039,511
Internet Software & Services 10.7%
Alibaba Group Holding Ltd., ADR (a)	2,467,990	196,279,245
Facebook, Inc., Class A (a)	1,738,123	198,632,696
MercadoLibre, Inc.	1,169,748	164,548,451
Total		559,460,392
IT Services 4.1%
Cognizant Technology Solutions Corp., Class A (a)	1,062,367	60,809,887
Visa, Inc., Class A	2,090,426	155,046,896
Total		215,856,783
Software 20.9%
Activision Blizzard, Inc.	4,293,854	170,165,434
Adobe Systems, Inc. (a)	1,945,280	186,338,371
Mobileye NV (a)	5,002,169	230,800,078
Salesforce.com, Inc. (a)	1,815,010	144,129,944
ServiceNow, Inc. (a)	2,779,151	184,535,626
Splunk, Inc. (a)	3,301,553	178,878,142
Total		1,094,847,595
TOTAL INFORMATION TECHNOLOGY		2,004,204,281
MATERIALS 2.6%
Chemicals 2.6%
Sherwin-Williams Co. (The)	459,324	134,889,679
TOTAL MATERIALS		134,889,679
Total Common Stocks (Cost: $4,071,673,492)		$5,208,486,061

	Shares	Value

Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.441% (b)(c)	35,777,389	$35,777,389
Total Money Market Funds (Cost: $35,777,389)		$35,777,389

Total Investments
(Cost: $4,107,450,881) (d)	$5,244,263,450(e)
Other Assets & Liabilities, Net	2,874,716
Net Assets	$5,247,138,166

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,896,172	519,475,792	(490,594,575)	—	35,777,389	34,447	35,777,389
Intercept Pharmaceuticals, Inc.*	279,015,552	20,977,384	(22,198,485)	(20,514,997)	257,279,454	—	180,701,224
Total	285,911,724	540,453,176	(512,793,060)	(20,514,997)	293,056,843	34,447	216,478,613

* Issuer was not an affiliate for the entire period ended June 30, 2016.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2016.
(d)

At June 30, 2016, the cost of securities for federal income tax purposes was approximately $4,107,451,000  and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,313,784,000
Unrealized Depreciation	(176,972,000)
Net Unrealized Appreciation	$1,136,812,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	694,660,354	—	—	694,660,354
Consumer Staples	331,540,476	—	—	331,540,476
Financials	212,910,341	—	—	212,910,341
Health Care	1,702,264,141	—	—	1,702,264,141
Industrials	128,016,789	—	—	128,016,789
Information Technology	2,004,204,281	—	—	2,004,204,281
Materials	134,889,679	—	—	134,889,679
Total Common Stocks	5,208,486,061	—	—	5,208,486,061
Investments measured at net asset value
Money Market Funds	—	—	—	35,777,389
Total Investments	5,208,486,061	—	—	5,244,263,450

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 22, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 22, 2016